UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002163684 (Loan Funding Structure VIII LLC)

BRAVO Residential Funding Trust 2026-CES3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Exception and Grades

Schedule 3—Exception Grades

Schedule 4—Valuation

Schedule 5—Data Compare (Non-Ignored)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC.

Schedule 1—Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5—Loan Level Tape Compare

Schedule 6—ATR QM

Schedule 7—Rating Agency ATR QM Data Fields

Schedule 8—Standard Upload

Schedule 9—Valuations Summary

Schedule 10—Waived Conditions Summary

99.3	Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1—Narrative

Schedule 2—Standard Exceptions Report

Schedule 3—Grading Report

Schedule 4—Valuation Report

Schedule 5—Supplemental Data

Schedule 6—Business Purpose Supplemental

Schedule 7—Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 13, 2026

LOAN FUNDING STRUCTURE VIII LLC

(Securitizer)

By:	/s/ Jason Steiner
	Name:	Jason Steiner
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Exception and Grades

Schedule 3—Exception Grades

Schedule 4—Valuation

Schedule 5—Data Compare (Non-Ignored)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC.

Schedule 1—Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5—Loan Level Tape Compare

Schedule 6—ATR QM

Schedule 7—Rating Agency ATR QM Data Fields

Schedule 8—Standard Upload

Schedule 9—Valuations Summary

Schedule 10—Waived Conditions Summary

99.3	Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1—Narrative

Schedule 2—Standard Exceptions Report

Schedule 3—Grading Report

Schedule 4—Valuation Report

Schedule 5—Supplemental Data

Schedule 6—Business Purpose Supplemental

Schedule 7—Data Compare Report

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